Credit Quality of Financial Assets and the Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2022
Credit Loss [Abstract]
Summary of allowance for credit losses for installment loans
The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost for fiscal 2021 and 2022:

	Fiscal Year ended March 31, 2021
	Millions of yen
	Beginning balance	Cumulative effect of adopting According Standards Update 2016-13	Reclassification to allowance for investment in operating leases *4	Balance at April 1, 2020	Provision (Reversal)*3	Allowance of purchased loans during the reporting period	Charge- offs*5	Recoveries	Other*6	Ending balance*3	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥3,112	¥2,856	¥0	¥5,968	¥390	¥0	¥(495)	¥59	¥0	¥5,922	¥5,354	¥568
Overseas	128	(102)	0	26	412	0	0	1	31	470	470	0
Card loans
Japan	3,785	12,146	0	15,931	(802)	0	(2,150)	6	(1)	12,984	12,283	701
Other
Japan	12,735	(963)	0	11,772	5,875	0	(9,296)	8	0	8,359	5,616	2,743
Overseas	782	563	0	1,345	739	0	(1,754)	577	368	1,275	1,038	237
Installment loans to corporate borrowers:
Non-recourse loans
Japan	13	24	0	37	(5)	0	0	0	0	32	32	0
The Americas	1,773	1,577	0	3,350	43	0	0	0	57	3,450	3,218	232
Real estate companies
Japan	983	46	0	1,029	(58)	0	(96)	25	1	901	621	280
Overseas	2,010	1,579	0	3,589	(1,502)	0	(570)	33	(11)	1,539	1,539	0
Commercial, industrial companies
Japan	2,447	98	0	2,545	(27)	0	(592)	11	1	1,938	199	1,739
Overseas	14,769	9,002	0	23,771	10,410	0	(15,427)	18	(9)	18,763	13,013	5,750
Purchased loans*1	1,458	0	0	1,458	353	3,899	(4,040)	46	119	1,835	681	1,154
Net investment in leases:	11,692	3,550	0	15,242	3,285	0	(2,668)	10	653	16,522	13,267	3,255

Subtotal	55,687	30,376	0	86,063	19,113	3,899	(37,088)	794	1,209	73,990	57,331	16,659

Other financial assets measured at amortized cost*2	1,149	1,369	(312)	2,206	4,483	0	(344)	11	(351)	6,005	810	5,195

Total	¥56,836	¥31,745	¥(312)	¥88,269	¥23,596	¥3,899	¥(37,432)	¥805	¥858	¥79,995	¥58,141	¥21,854

	Fiscal Year ended March 31, 2022
	Millions of yen
	Beginning balance	Provision (Reversal)*3	Allowance of purchased loans during the reporting period	Charge- offs*5	Recoveries	Other*6	Ending balance*3	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,922	¥340	¥0	¥(570)	¥24	¥0	¥5,716	¥5,211	¥505
Overseas	470	(34)	0	0	4	15	455	455	0
Card loans
Japan	12,984	(1,301)	0	(1,669)	4	1	10,019	9,423	596
Other
Japan	8,359	4,948	0	(8,114)	11	0	5,204	2,946	2,258
Overseas	1,275	300	0	(644)	0	174	1,105	961	144
Installment loans to corporate borrowers:
Non-recourse loans
Japan	32	49	0	0	0	0	81	81	0
The Americas	3,450	(1,035)	0	0	0	276	2,691	1,836	855
Real estate companies
Japan	901	(204)	0	(109)	29	0	617	490	127
Overseas	1,539	(855)	0	(10)	0	61	735	735	0
Commercial, industrial companies
Japan	1,938	93	0	(761)	67	0	1,337	505	832
Overseas	18,763	3,503	0	(6,185)	155	2,060	18,296	13,367	4,929
Purchased loans*1	1,835	(227)	2,210	(2,372)	114	15	1,575	608	967
Net investment in leases:	16,522	1,577	0	(2,802)	21	985	16,303	12,480	3,823

Subtotal	73,990	7,154	2,210	(23,236)	429	3,587	64,134	49,098	15,036

Other financial assets measured at amortized cost*2	6,005	2,662	0	(1,661)	45	231	7,282	562	6,720

Total	¥79,995	¥9,816	¥2,210	¥(24,897)	¥474	¥3,818	¥71,416	¥49,660	¥21,756

Notes:	1. Loans held for sale and policy loan receivables of an insurance entity are not scope to allowance for credit losses.
2.
Held-to-maturity
debt securities held by the Company and subsidiaries consist of Japanese government bonds (JGBs) and other securities secured by JGBs. There was no allowance for credit losses on these held-to-maturity
debt securities. And there is no delinquency or on
non-accrual
status on
held-to-maturity
debt securities.

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of Credit Losses Standard, allowance of ¥176,714 million was recorded as credit loss gross-up
treatment for purchased loans on April 1, 2020, and the same amount has been charged-off.

Summary of disclosure in tabular form of allowances for credit losses and provision for credit losses

	Millions of yen
	2021		2022
	Provision for credit losses	Allowance for credit losses	Provision for credit losses	Allowance for credit losses
Net investment in leases	¥3,285	¥16,522	¥1,577	¥16,303
Installment loans	15,828	57,468	5,577	47,831

Subtotal in the above table	19,113	73,990	7,154	64,134

Other financial assets measured at amortized cost	4,483	6,005	2,662	7,282

Total in the above table	23,596	79,995	9,816	71,416

Off-balance sheet credit exposures*3(a)	(7,437)	—	(4,449)	—
Available-for-sale debt securities*3(b)	117	—	21	—
Less: Loans to affiliates*3(c)	(255)	(1,050)	(1,449)	(1,957)

Amount reported on the consolidated financial statements	¥16,021	¥78,945	¥3,939	¥69,459

*3(a)
The allowance for off-balance sheet credit exposure were ¥26,094 million and ¥22,120 million as of March 31, 2021 and 2022, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 31 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for available-for-sale debt securities were ¥120 million and ¥153 million as of March 31, 2021 and 2022, respectively, and the amounts are recorded as a reduction in “Investments in securities” on the consolidated balance sheets. For further information, see Note 10 “Investment in Securities.”

*3(c)
The provision for credit losses on loans to affiliates were ¥255 million and ¥1,449 million during fiscal 2021 and 2022, respectively, and the amounts are recorded in “Equity in net income (loss) of affiliates” in the consolidated statements of income. The allowance for credit losses on loans to affiliates were ¥1,050 million and ¥1,957 million as of March 31, 2021 and 2022, respectively, and the amounts are recorded as a reduction in “Investments in affiliates” on the consolidated balance sheets.

Summary of purchased loans
The following table provides information about purchased loans which were acquired for fiscal 2021 and 2022:

	Millions of yen
	Fiscal Year ended March 31, 2021	Fiscal Year ended March 31, 2022
Purchase price	¥2,705	¥4,926
Allowance for credit losses at acquisition date	3,899	2,210
Discount or premium attributable to other factors	254	220

Par value	¥6,858	¥7,356

Summary of origination years of financial assets
The following table provides information about the origination years of financial assets as of March 31, 2021 and 2022. Card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

	March 31, 2021
	Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2021	2020	2019	2018	2017	Prior	Total
Consumer borrowers:
Performing	¥371,914	¥443,079	¥332,461	¥220,035	¥223,814	¥498,350	¥2,089,653
Non-Performing	11,041	7,854	5,132	3,176	2,612	3,609	¥33,424

Real estate loans
Performing	362,832	431,483	327,967	217,380	223,540	498,080	¥2,061,282
Non-Performing	96	735	1,598	1,683	2,068	3,459	¥9,639
Other*
Performing	9,082	11,596	4,494	2,655	274	270	¥28,371
Non-Performing	10,945	7,119	3,534	1,493	544	150	¥23,785
Corporate borrowers:
Performing	341,346	378,732	207,214	124,889	71,400	97,113	¥1,220,694
Non-Performing	6,972	12,215	6,594	7,266	4,110	10,709	¥47,866

Non-recourse loans
Japan
Performing	6,637	24,428	5,283	2,802	0	8,806	¥47,956
The Americas
Performing	1,349	52,413	28,291	15,817	5,178	8,764	¥111,812
Non-Performing	58	0	0	0	0	1,259	¥1,317
Other than non-recourse loans
Real estate companies in Japan
Performing	103,982	62,274	35,065	28,743	25,487	21,753	¥277,304
Non-Performing	70	252	192	0	690	538	¥1,742
Real estate companies in overseas
Performing	42,980	55,678	10,695	4,992	1,976	2,976	¥119,297
Non-Performing	0	3,049	2,057	4,946	1,056	3,397	¥14,505
Commercial, industrial and other companies in Japan
Performing	78,281	41,166	30,116	12,746	11,798	18,664	¥192,771
Non-Performing	1,210	3,865	205	878	82	1,022	¥7,262
Commercial, industrial and other companies in overseas
Performing	108,117	142,773	97,764	59,789	26,961	36,150	¥471,554
Non-Performing	5,634	5,049	4,140	1,442	2,282	4,493	¥23,040
Purchased loans:
Performing	527	0	0	168	119	9,714	¥10,528
Non-Performing	0	0	0	15	0	1,808	¥1,823

		March 31, 2021
		Millions of yen
Portfolio segment		Origination year (years ended March 31)
Class
	Credit Quality	2021	2020	2019	2018	2017	Prior	Total
Net investment in leases:
	Performing	¥333,190	¥268,966	¥171,040	¥105,708	¥62,977	¥68,712	¥1,010,593
	Non-Performing	1,366	3,057	3,441	3,151	2,980	4,930	¥18,925

Japan
	Performing	184,342	165,580	121,072	84,928	57,393	67,040	¥680,355
	Non-Performing	151	776	1,194	1,512	1,261	2,213	¥7,107
Overseas
	Performing	148,848	103,386	49,968	20,780	5,584	1,672	¥330,238
	Non-Performing	1,215	2,281	2,247	1,639	1,719	2,717	¥11,818
Other financial assets measured at amortized cost
	Performing	14,882	1,045	67	938	2,502	13,762	¥33,196
	Non-Performing	0	0	0	908	0	0	¥908

Total (excluding revolving repayment card loans)
	Performing	¥1,061,859	¥1,091,822	¥710,782	¥451,738	¥360,812	¥687,651	¥4,364,664
	Non-Performing	¥19,379	¥23,126	¥15,167	¥14,516	¥9,702	¥21,056	¥102,946

	March 31, 2022
	Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2022	2021	2020	2019	2018	Prior	Total
Consumer borrowers:
Performing	¥322,924	¥314,935	¥387,988	¥314,163	¥202,309	¥595,321	¥2,137,640
Non-Performing	8,282	4,595	3,852	2,098	961	11,915	¥31,703

Real estate loans
Performing	302,695	309,893	382,612	311,959	198,974	594,612	¥2,100,745
Non-Performing	26	94	489	380	222	11,474	¥12,685
Other*
Performing	20,229	5,042	5,376	2,204	3,335	709	¥36,895
Non-Performing	8,256	4,501	3,363	1,718	739	441	¥19,018
Corporate borrowers:
Performing	487,433	188,634	283,950	127,128	96,851	111,640	¥1,295,636
Non-Performing	412	3,184	4,138	4,747	14,562	21,000	¥48,043

Non-recourse loans
Japan
Performing	26,991	6,686	24,244	5,256	2,750	8,158	¥74,085
The Americas
Performing	0	5,547	51,467	11,744	7,721	1,397	¥77,876
Non-Performing	0	64	0	1,587	0	1,391	¥3,042
Other than non-recourse loans
Real estate companies in Japan
Performing	102,719	48,420	37,845	28,727	24,481	34,111	¥276,303
Non-Performing	0	245	938	71	0	1,050	¥2,304
Real estate companies in overseas
Performing	24,104	26,751	41,644	2,256	5,478	740	¥100,973
Non-Performing	0	0	0	371	12,790	7,717	¥20,878
Commercial, industrial and other companies in Japan
Performing	75,273	24,808	26,748	13,746	6,457	13,806	¥160,838
Non-Performing	156	457	1,392	124	392	773	¥3,294
Commercial, industrial and other companies in overseas
Performing	258,346	76,422	102,002	65,399	49,964	53,428	¥605,561
Non-Performing	256	2,418	1,808	2,594	1,380	10,069	¥18,525
Purchased loans:
Performing	0	0	24	281	1,072	10,885	¥12,262
Non-Performing	0	0	0	0	0	1,485	¥1,485

Net investment in leases:
Performing	328,428	249,106	190,125	113,190	77,683	80,217	¥1,038,749
Non-Performing	2,608	2,899	3,474	2,787	2,178	5,278	¥19,224

	March 31, 2022
	Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2022	2021	2020	2019	2018	Prior	Total
Japan
Performing	¥119,538	¥154,757	¥133,589	¥91,691	¥68,087	¥78,283	¥645,945
Non-Performing	402	605	1,044	1,103	1,247	2,109	¥6,510
Overseas
Performing	208,890	94,349	56,536	21,499	9,596	1,934	¥392,804
Non-Performing	2,206	2,294	2,430	1,684	931	3,169	¥12,714
Other financial assets measured at amortized cost
Performing	14,287	2,220	345	0	817	17,743	¥35,412
Non-Performing	0	0	58	0	1,586	0	¥1,644

Total (excluding revolving repayment card loans)
Performing	¥1,153,072	¥754,895	¥862,432	¥554,762	¥378,732	¥815,806	¥4,519,699
Non-Performing	¥11,302	¥10,678	¥11,522	¥9,632	¥19,287	¥39,678	¥102,099

Note:	Loans held for sale and policy loan receivables of an insurance entity are not included in the table above.
*
Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 3
1
“Commitments, Guarantees and Contingent
Liabilities.”

Summary of revolving repayment card loans
The information about card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of March 31, 2021 and 2022 are as follows:

	March 31, 2021
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥183,722	¥0	¥183,722	¥4,364,664	¥4,548,386

Non-Performing	1,132	3,693	4,825	102,946	¥107,771

	March 31, 2022
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥169,601	¥0	¥169,601	¥4,519,699	¥4,689,300

Non-Performing	671	3,415	4,086	102,099	¥106,185

Summary of past-due financial assets
The following table provides information about the
past-due
financial assets as of March 31, 2021 and 2022:

	March 31, 2021
		Millions of yen
		Past-due financing assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,553	¥10,257	¥14,810	¥2,311,624
	Real estate loans	1,375	2,515	3,890	2,070,921
	Card loans	371	1,105	1,476	188,547
	Other	2,807	6,637	9,444	52,156
Corporate borrowers		8,296	24,443	32,739	1,268,560
Non-recourse loans	Japan	0	0	0	47,956
	The Americas	5,193	1,316	6,509	113,129
Other than Non-recourse loans	Real estate companies in Japan	144	778	922	279,046
	Real estate companies in overseas	0	14,505	14,505	133,802
	Commercial, industrial and other companies in Japan	592	1,993	2,585	200,033
	Commercial, industrial and other companies in overseas	2,367	5,851	8,218	494,594
Net investment in leases		9,332	17,128	26,460	1,029,518
	Japan	2,257	6,347	8,604	687,462
	Overseas	7,075	10,781	17,856	342,056

Total		¥22,181	¥51,828	¥74,009	¥4,609,702

	March 31, 2022
		Millions of yen
		Past-due financing assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,183	¥5,637	¥9,820	¥2,343,030
	Real estate loans	1,473	2,262	3,735	2,113,430
	Card loans	371	503	874	173,687
	Other	2,339	2,872	5,211	55,913
Corporate borrowers		20,840	31,935	52,775	1,343,679
Non-recourse loans	Japan	0	0	0	74,085
	The Americas	514	3,042	3,556	80,918
Other than Non-recourse loans	Real estate companies in Japan	578	350	928	278,607
	Real estate companies in overseas	16,113	20,879	36,992	121,851
	Commercial, industrial and other companies in Japan	1,243	1,268	2,511	164,132
	Commercial, industrial and other companies in overseas	2,392	6,396	8,788	624,086
Net investment in leases		9,322	17,746	27,068	1,057,973
	Japan	2,252	5,782	8,034	652,455
	Overseas	7,070	11,964	19,034	405,518

Total		¥34,345	¥55,318	¥89,663	¥4,744,682

Note:	Loans held for sale, policy loans receivable of an insurance entity and purchased loans are not included in the table above.

Summary of non-accrual of financial assets
The following table provides information about
non-accrual
of financial assets as of March 31, 2021 and 2022:

	March 31, 2021
	Millions of yen
	Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥2,469	¥1,976	¥194	¥424
Overseas	0	570	0	268
Card loans
Japan	2,114	1,115	50	0
Other
Japan	8,611	5,970	275	44
Overseas	413	691	0	0
Installment loans to corporate borrowers:
Non-recourse loans
The Americas	2,466	10,148	0	0
Real estate companies
Japan	586	778	30	509
Overseas	12,491	14,505	0	0
Commercial, industrial companies and other
Japan	2,409	1,993	196	127
Overseas	26,670	26,396	3	9,936
Net investment in leases	15,346	17,166	0	0

Total	¥73,575	¥81,308	¥748	¥11,308

	March 31, 2022
	Millions of yen
	Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥1,976	¥1,824	¥193	¥21
Overseas	570	475	0	129
Card loans
Japan	1,115	503	35	0
Other
Japan	5,970	2,391	208	0
Overseas	691	519	0	39
Installment loans to corporate borrowers:
Non-recourse loans
The Americas	10,148	8,787	0	0
Real estate companies
Japan	778	351	51	61
Overseas	14,505	20,879	0	0
Commercial, industrial companies and other
Japan	1,993	1,267	91	28
Overseas	26,396	18,634	112	4,018
Net investment in leases	17,166	17,771	0	0

Total	¥81,308	¥73,401	¥690	¥4,296

Summary of troubled debt restructurings of financing receivables
The following table provides information about troubled debt restructurings of financing receivables that occurred during the fiscal year ended March 31, 2021 and 2022:

	Fiscal Year ended March 31, 2021
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥9,279	¥6,727
	Real estate loans	34	23
	Card loans	1,677	1,261
	Other	7,568	5,443
Corporate borrowers		14,723	13,049
Other than Non-recourse loans	Real estate companies in overseas	111	111
	Commercial, industrial and other companies in Japan	38	38
	Commercial, industrial and other companies in overseas	14,574	12,900

Total		¥24,002	¥19,776

	Fiscal Year ended March 31, 2022
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥8,761	¥6,152
	Real estate loans	15	6
	Card loans	1,385	1,072
	Other	7,361	5,074
Corporate borrowers		5,481	5,319
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	5,481	5,319

Total		¥14,242	¥11,471

Summary of financing receivables modified as troubled debt restructurings
The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2021 and for which there was a payment default during the fiscal year ended March 31, 2021:

	Fiscal Year ended March 31, 2021
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥387
	Card loans	36
	Other	351
Corporate borrowers		752
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	752

Total		¥1,139

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2022 and for which there was a payment default during the fiscal year ended March 31, 2022:

	Fiscal Year ended March 31, 2022
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥900
	Real estate loans	4
	Card loans	6
	Other	890

Total		¥900